CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (297,220)	$ (104,507)	$ (424,452)	$ (136,812)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services				650
Depreciation and amortization	259,279	52,444	138,770	13,979
Gain on sale of assets	699
Changes in operating assets and liabilities
Accounts receivable	(77,301)	(238,896)	(236,928)	(8,591)
Inventory	(1,265)	(34,179)	(9,020)
Other receivables	(3,556)	(17,019)	(12,444)
Due from related party			(2,691)
Prepaid expenses and other current assets	34,501	(30,778)	(57,097)	(7,303)
Deposits	(61,979)	(4,500)	(48,963)
Accounts payable and accrued liabilities	(72,784)	187,586	343,297	53,009
Accounts payable - related party	27,549	(4,180)	296,759
Deferred discount - short term		100,000	100,000
Customer deposits	825		15,285
Deferred discount - long term	(75,000)	275,000	250,000
Net cash (used in) provided by operating activities	(267,650)	180,971	352,516	(85,068)
Cash flows from investing activities:
Website development costs	(72,210)	0
Proceeds from sale of assets	1,850	0
Cash used in acquisition of business	0	(122,884)	(850,000)
Purchase of property and equipment			(22,273)
Net cash used in investing activities	(70,360)	(122,884)	(872,273)
Cash flows from financing activities:
Payments on notes payable	(95,761)	(27,841)	(41,761)
Proceeds from related party advances, net of repayments on related party advances	(153,814)	(19,329)	117,176	1,710
Proceeds from loan payable, net of repayments on loan payable	194,173	0
Payment made in connection with stock repurchase agreement	(275,000)	0
Payments to repurchase common stock	(20,000)	0
Collection of subscription receivable	0	200	200	1,800
Proceeds from sale of common stock, net of issuance costs	494,974	679,900	679,900	19,500
Net cash provided by financing activities	144,572	632,930	755,515	23,010
Net (decrease) increase in cash	(193,438)	691,017	235,758	(62,058)
Cash at beginning of year	277,857	42,099	42,099	104,157
Cash at end of period	84,419	733,116	277,857	42,099
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for Interest	7,704	2,128	2,128
Cash paid for Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of notes payable in connection with the acquisition of business		162,000	162,000
Value of intangible assets upon acquisition of business		241,265	991,265
Purchase of property and equipment upon acquisition of business		17,671	17,671
Purchase of other current assets upon acquisition of business		3,064	3,064
Issuance of notes payable in connection with the stock repurchase agreement	$ 54,000